Related party transactions - Summary of Account Balances and Transactions with Associates and Joint Ventures Accounted for Under the Equity Method (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of transactions between related parties [line items]
Trade and other accounts receivables	¥ 14,105	¥ 14,730
Other current assets	7,747	7,042
Accounts payable, trade	1,653	1,376
Short-term borrowings	28,342	22,263
Lease liabilities and other	74,955	64,552
Accounts payable for property, plant and equipment	12,050	7,189
Sales	45,260	47,759	¥ 33,072
Purchases	5,099	4,056	3,084
Lease payments and other	13,720	11,180	8,028
Payments for property, plant and equipment	20,553	12,052	1,272
Associates [member]
Disclosure of transactions between related parties [line items]
Trade and other accounts receivables	7,779	9,587
Other current assets	7,747	7,042
Accounts payable, trade	1,425	1,219
Short-term borrowings	3,124	2,131
Lease liabilities and other	74,955	64,552
Accounts payable for property, plant and equipment	12,050	7,189
Sales	15,040	20,385	15,087
Purchases	4,450	3,271	3,083
Lease payments and other	13,720	11,180	8,028
Payments for property, plant and equipment	20,553	12,052	1,272
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Trade and other accounts receivables	6,326	5,143
Other current assets	0	0
Accounts payable, trade	228	157
Short-term borrowings	25,218	20,132
Lease liabilities and other	0	0
Accounts payable for property, plant and equipment	0	0
Sales	30,220	27,374	17,985
Purchases	649	785	1
Lease payments and other	0	0	0
Payments for property, plant and equipment	¥ 0	¥ 0	¥ 0